Significant transactions - Completion of the disposal of Just Evotec Biologics EU SAS	12 Months Ended
Dec. 31, 2025
Significant transactions - Completion of the disposal of Just Evotec Biologics EU SAS
Significant transactions - Completion of the disposal of Just Evotec Biologics EU SAS

(3) SIGNIFICANT TRANSACTIONS

— COMPLETION OF THE DISPOSAL OF JUST EVOTEC BIOLOGICS EU SAS —

By share purchase agreement (SPA) signed on November 4, 2025 and with closing effective as of December 5, 2025, Evotec SE disposed of 100% of the shares in its subsidiary Just - Evotec Biologics EU SAS, Toulouse, France (subsequently: Just EU) to Sandoz AG, Basel, Switzerland. The subsidiary sold provides clinical and commercial biologics manufacturing services and was part of the reportable segment JEB until the disposal.

In accordance with IFRS 5, the assets and liabilities of the entity, that was identified as a disposal group, had been reclassified to Assets and Liabilities Held for Sale as of July 30, 2025.

The purchase price is based on an Enterprise Value of € 225,000k (cash and debt free basis) and amounts to € 152,959k. In addition, Sandoz settled Intercompany loans of Just EU, which amounted to € 84,000k as of closing date. Assets and liabilities were derecognized at their carrying amounts at the date when the control was lost. Considering effects from indemnification obligations, the sale resulted in a loss of € 3,750k, which is recorded under Other Operating Expense.

In addition to the SPA, the transaction encompasses multiple arrangements which will contribute to revenues according to IFRS 15. These include a Framework Service Agreement and a License Agreement. The Framework Service Agreement, replacing an existing contractual commitment, covers product transition services, operational support for site integration, and platform technology transfer services until 2028. The License Agreement provides additional rights beyond those provided under the license agreement signed in March 2025, which had a total consideration of USD 25m and was recognized as revenue in March 2025. Under the new agreement, an upfront technology license fee of USD 58m was paid in cash on the closing date, followed by a payment of USD 25m 60 days following closing and a further intended payment of USD 25m in December 2026. The revenue resulting from the License Agreement totaled USD 108m in December 2025. Under the License Agreement and the Framework Service Agreement, Evotec will be eligible for further potential license fees and development revenues including success-based milestones adding up to more than USD 300m over the coming years. Additionally, the License Agreement foresees potential royalties on a portfolio of up to ten biosimilars. These agreements became effective upon closing.

The net assets derecognized as of the disposal date are disaggregated as follows:

in k €	as of December 5, 2025
Current Assets:
— Cash and cash equivalents	2,575
— Inventories	7,231
— Current tax assets	5,146
— Prepaid expenses and other current assets	1,660
Total current assets	16,612

Non-current assets:
— Property, plant and equipment	258,305
— Intangible assets and Goodwill	1,840
— Non-current tax assets	1,837
— Other non-current assets	4
Total non-current assets	261,986
Total assets	278,598

in k €	as of December 5, 2025
Current Liabilities
— Current financial liabilities	(6,699)
— Trade and other payables	(9,135)
— Deferred income	(1,500)
— Provisions	(2,283)
— Current income tax liabilities	(448)
— Other current liabilities	(1,820)
Total current liabilities	(21,886)

Non-current liabilities:
— Deferred tax liabilities	(656)
— Provisions	(301)
— Deferred income	(19,294)
Total non-current liabilities	(20,251)
Total Liabilities	(42,138)

A goodwill of € 715k was included in the carrying amount that has been disposed of.

- Cash flow from the disposal-

The disposal of the interest in Just Evotec EU resulted in a positive net cashflow amounting to € 222,649k, net of cash disposed, which is presented in the “Proceeds from the disposal of subsidiaries” item within the statement of cash flows. The amount included € 84,000k of Intercompany loans settlement. Based on the final Closing statement, the Group recorded a receivable for an additional purchase price payment of € 12,161k as of December 31, 2025 which is expected to be settled in 2026.